TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
TAXATION
Total	Rp 2,333	$ 151	Rp 2,807
The Company
TAXATION
Article 25 - Installment of corporate income tax	122		190
Article 29 - Corporate income tax			575
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax	539		260
Article 29 - Corporate income tax	Rp 1,672		Rp 1,782